Document and Entity Information	Aug. 02, 2023
Cover [Abstract]
Entity Registrant Name	NUVASIVE INC
Amendment Flag	false
Entity Central Index Key	0001142596
Document Type	8-K
Document Period End Date	Aug. 02, 2023
Entity Incorporation State Country Code	DE
Entity File Number	000-50744
Entity Tax Identification Number	33-0768598
Entity Address, Address Line One	12101 Airport Way
Entity Address, City or Town	Broomfield
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80021
City Area Code	(800)
Local Phone Number	455-1476
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	NUVA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false